Property and equipment (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Property And Equipment Details Narrative Abstract
Impairment on Bitcoin mining equipment	$ 1,105
Fair value less costs to sell method	$ 504